Related Party Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2021	Jan. 08, 2021	Jan. 08, 2020	May 31, 2021	Dec. 31, 2020	Dec. 28, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Debt instrument term				7 years	12 years
Base rent							$ 150,000	$ 150,000
Percentage of escalation clause								3.00%
Paid for building management services								$ 3,000
Paid for facilities staff and services								13,000
Rental revenue							$ 45,000	$ 60,000
Ownership percentage					10.00%		10.00%	10.00%	10.00%
Total Fees									$ 280,700	$ 280,600
Athena Technology Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description					Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Public Unit sold in the Proposed Public Offering, including the proceeds of the Private Placement Units, will be held in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will invest only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the Proposed Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial Business Combination within 24 months from the closing of the Proposed Public Offering, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the Proposed Public Offering or with respect to any other material provisions relating to stockholders’ rights (including redemption rights) or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.			Following the closing of the IPO on March 19, 2021, $250,000,000 ($10.00 per Unit) from the net offering proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the IPO and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial Business Combination prior to March 19, 2023 (the “Combination Period”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within the combination period or with respect to any other material provisions relating to stockholders’ rights (including redemption rights) or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Cover expenses		$ 300,000	$ 300,000
Offering expenses			$ 1,000,000
Promissory note									$ 12,500
Working capital loans					$ 1,500,000			$ 1,500,000
Business combination entity price (in Dollars per share)					$ 10		$ 10	$ 10	$ 10
Office space					$ 10,000			$ 10,000
Accrued total							$ 64,516	$ 64,516
Athena Technology Acquisition Corp [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment						$ 25,000
Price per share (in Dollars per share)						$ 0.003
Shares consideration (in Shares)						9,816,667
Shares subject to forfeiture (in Shares)	1,250,000					1,250,000
Business combination, description								(i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of the Founder Shares, until the closing price of the Company’s Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of the Founder Shares, until the closing price of the Company’s Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of the Founder Shares, until the closing price of the Company’s Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, in connection with an initial Business Combination, the initial holders may transfer, assign or sell their Founder Shares with the Company’s consent to any person or entity that agrees in writing to be bound by the Lock-up.
Athena Technology Acquisition Corp [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment						$ 25,000
Price per share (in Dollars per share)						$ 0.003
Shares consideration (in Shares)						9,816,667
Shares subject to forfeiture (in Shares)					1,250,000
Business combination, description					(i) with respect to 25% of such shares, until consummation of the initial Business Combination, (ii) with respect to 25% of the Founder Shares, until the closing price of the Company’s Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, (iii) with respect to 25% of the Founder Shares, until the closing price of the Company’s Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and (iv) with respect to 25% of the Founder Shares, until the closing price of the Company’s Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, in connection with an initial Business Combination, the initial holders may transfer, assign or sell their Founder Shares with the Company’s consent to any person or entity that agrees in writing to be bound by the Lock-up.
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Total Fees									$ 536,500	$ 553,900
Class B common stock [Member] | Athena Technology Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock [Member] | Athena Technology Acquisition Corp [Member] | Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)						$ 0.0001